Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Midas Series Trust
Prospectus Date	rr_ProspectusDate	Apr. 28, 2015
Midas Magic
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MIDAS MAGIC
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In pursuit of its investment objective, the Fund may invest in any security type (e.g., common and preferred stocks, bonds, convertible securities, etc.) and in any industry sector, in domestic or foreign companies, and in companies of any size. Generally, the investment manager seeks what it believes to be quality companies with unique combinations of strength in operations, products, and finances with either growth or value characteristics. A security is typically sold when its potential to meet the Fund's investment objective is limited or exceeded by another potential investment, when an investment in an issuer no longer appears to meet the Fund's investment objective, or when the Fund must meet redemptions. In seeking to enhance returns, the Fund may use futures, options, and short sales and may use leverage to the extent permitted under the 1940 Act. To achieve the Fund's objective, the investment manager may use a seasonal investing strategy to invest the Fund's assets to gain exposure to the securities markets during periods anticipated to be favorable based on patterns of investor behavior as driven by and related to accounting periods, taxable events, and other calendar related phenomena. The investment manager's analysis also takes into consideration those periods during the year in which it anticipates that investors are more likely to invest additional money into the securities markets. These periods can be related to accounting periods and may be further refined by considerations of tax cycles, holidays, and other factors. The Fund may invest in fixed income securities of any issuer, including U.S. Government Securities, of any credit quality or maturity, although it has no current intention of investing more than 5% of its total assets in fixed income securities rated less than investment grade. The Fund may trade securities actively in pursuit of its investment objective. The Fund also may lend its portfolio securities to brokers, dealers, and other financial institutions.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program and you could lose money by investing in the Fund.

Market.  The market risks associated with investing in the Fund are those related to fluctuations in the value of the investments in the Fund's portfolio.  A risk of investing in stocks is that their value will go up and down, sometimes rapidly and unpredictably, reflecting overall economic conditions and other factors and you could lose money.  The Fund may invest in emerging companies, such as start ups and spin offs, and special situations, which include companies undergoing unusual or possibly one time developments such as reorganizations or liquidations.  These investments may involve above average market price volatility and greater risk of loss.  Certain unanticipated events, such as natural disasters, terrorism, war, and other geopolitical events, can have a dramatic adverse effect on the investments held by the Fund.

Non-Diversification.  The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer.  As a result, the Fund may hold a smaller number of issuers than if it were diversified.  Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the fund's total returns.  As of December 31, 2014, the Fund held approximately 20% and 17% of its net assets in Berkshire Hathaway, Inc. and MasterCard, Inc., respectively, primarily as a result of market appreciation since the time of purchase.  Thus, the volatility of the Fund's net asset value, and its performance in general, depends disproportionately more on the performance of a single issuer than that of a more diversified fund.

Leverage.  The Fund may use leverage to the extent permitted under the 1940 Act.  Leveraging (buying securities using borrowed money) exaggerates the effect on NAV of any increase or decrease in the market value of a Fund's investments.  Money the Fund borrows for leveraging is limited to 33 1/3% of the value of its total assets.  These borrowings would be subject to interest costs that may or may not be offset by income or capital gain from the securities purchased.  There can be no assurance that the Fund's use of leverage will be successful.

Foreign Investments.  Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers.  Foreign companies are not generally subject to the same accounting, auditing, and financial standards and requirements as those applicable to U.S. companies.  There may be less publicly available information about a foreign company than a U.S. company.  Investments in foreign securities could expose the Fund to the direct or indirect consequences of political, social, or economic changes in the countries where those securities are issued or in which the issuers are located.  With respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability, or diplomatic developments that could affect assets of the Fund held in custody in those foreign countries.  If the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of the Fund's investments is expected to decline proportionately.  In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non-U.S. securities markets and the increased costs of maintaining the custody of foreign securities.  In addition, investing in emerging (less developed) markets may involve higher levels of each of these risks.

Short Selling, Options, and Futures Transactions.  The Fund may engage in short selling, options, and futures transactions to increase returns.  There is a risk that these transactions may reduce returns or increase volatility.  The Fund may incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased, plus any premiums or interest paid to the third party.  Because the Fund's potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited.  In addition, derivatives, such as options and futures, can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. Derivatives also may be subject to certain other risks such as leverage risk, liquidity risk, interest rate risk, market risk, credit risk, the risk that a counterparty may be unable or unwilling to honor its obligations, management risk and the risk of mispricing or improper valuation.  A small investment in certain derivatives could have a potentially large impact on the Fund's performance.

Medium and Large Capitalization.  Compared to smaller companies, medium and large-cap companies may be less responsive to changes and opportunities.  At times, the stocks of larger companies may lag other types of stocks in performance.  Compared to larger companies, medium companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Fixed Income Securities.  The Fund may invest in fixed income securities that are affected by changes in interest rates.  When interest rates rise, the prices of fixed income securities typically fall in proportion to their maturities.  Conversely, when interest rates fall, the value of fixed income securities generally rises.  As of the date of this prospectus, interest rates in the United States are at or near historic lows, which may increase the Fund's exposure to risks associated with rising interest rates.  Fixed income securities are also subject to credit risk, i.e., the risk that an issuer of securities will be unable or unwilling to pay principal and interest when due or that the value of the security will suffer because investors believe the issuer is less able to pay.  Many fixed income securities, especially those issued at high interest rates, provide that the issuer may repay them early.  If issuers exercise this right, holders of these types of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline.  Although the Fund may invest in fixed income securities of any credit quality or maturity, it has no current intention of investing more than 5% of its total assets in fixed income securities rated below investment grade (i.e., "junk bonds").

Pricing.  Many factors may influence the price at which the Fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the Fund's last valuation, and such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing.  In such cases, the value determined for an investment could be different than the value realized upon such investment's sale.  As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Security Selection.  The securities selected for the Fund's portfolio may decline in value.  The investment manager could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities, or other matters.  As a result, the Fund may underperform the markets, its benchmark index or other funds with the same objective or in the same asset class.

Securities Lending.  Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the Fund, and may adversely affect performance.  Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.  In addition, the Fund bears the risk of a decline in the value of the collateral held by the Fund in connection with a securities loan.

		Active Trading. The Fund may trade securities actively. This strategy could increase transaction costs, reduce performance, and result in increased taxable distributions, which could lower the Fund's after tax performance.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is not a complete investment program and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification. The Fund is non-diversified, which means that it is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. As a result, the Fund may hold a smaller number of issuers than if it were diversified. Investing in a non-diversified fund could involve more risk than investing in a fund that holds a broader range of securities because changes in the financial condition of a single issuer could cause greater fluctuation in the fund's total returns. As of December 31, 2014, the Fund held approximately 20% and 17% of its net assets in Berkshire Hathaway, Inc. and MasterCard, Inc., respectively, primarily as a result of market appreciation since the time of purchase. Thus, the volatility of the Fund's net asset value, and its performance in general, depends disproportionately more on the performance of a single issuer than that of a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The following table compares the Fund’s average annual returns for the 1, 5, and 10 year periods with an appropriate broad based securities market index. Past performance (before and after taxes) is not predictive of future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	MIDAS MAGIC – Year-by-year total return as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 7/1/09 – 9/30/09 23.28% Worst Quarter: 10/1/08 – 12/31/08 (32.60)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Because actual after tax returns depend on a shareholder’s tax situation, returns may vary from those shown. In some instances, the Return After Taxes on Distribution and Sale of Fund Shares may be higher than other return figures when a shareholder realizes a loss on the sale of Fund shares which provides the shareholder with an assumed tax benefit.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund’s returns shown above include the effect of reinvesting dividends and capital gain distributions. After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Because actual after tax returns depend on a shareholder’s tax situation, returns may vary from those shown. After tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. In some instances, the Return After Taxes on Distribution and Sale of Fund Shares may be higher than other return figures when a shareholder realizes a loss on the sale of Fund shares which provides the shareholder with an assumed tax benefit.
Midas Magic | Midas Magic
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares redeemed within 30 days of purchase	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.96%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.59%
One Year	rr_ExpenseExampleYear01	362
Three Years	rr_ExpenseExampleYear03	1,100
Five Years	rr_ExpenseExampleYear05	1,859
Ten Years	rr_ExpenseExampleYear10	3,854
2005	rr_AnnualReturn2005	(1.20%)
2006	rr_AnnualReturn2006	13.11%
2007	rr_AnnualReturn2007	14.28%
2008	rr_AnnualReturn2008	(45.84%)
2009	rr_AnnualReturn2009	34.56%
2010	rr_AnnualReturn2010	5.67%
2011	rr_AnnualReturn2011	8.62%
2012	rr_AnnualReturn2012	17.06%
2013	rr_AnnualReturn2013	37.79%
2014	rr_AnnualReturn2014	1.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.60%)
1 Year	rr_AverageAnnualReturnYear01	1.82%
5 Years	rr_AverageAnnualReturnYear05	13.52%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Midas Magic | Return After Taxes on Distributions | Midas Magic
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.14%
5 Years	rr_AverageAnnualReturnYear05	12.83%
10 Years	rr_AverageAnnualReturnYear10	5.46%
Midas Magic | Return After Taxes on Distributions and Sale of Fund Shares | Midas Magic
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.45%
5 Years	rr_AverageAnnualReturnYear05	10.88%
10 Years	rr_AverageAnnualReturnYear10	4.65%
Midas Magic | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
10 Years	rr_AverageAnnualReturnYear10	7.67%